SHAREHOLDERS’ DEFICIT (Details) - USD ($)	6 Months Ended	11 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Jun. 16, 2025	May 31, 2025	Feb. 20, 2025
SHAREHOLDERS’ DEFICIT (Details) [Line Items]
Preferred shares, shares authorized	5,000,000	5,000,000
Preferred shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred shares, shares issued	0	0
Preferred shares, shares outstanding	0	0
Percentage of conversion of common stock shares	26.00%	26.00%
Ordinary stock shares voting rights	as set forth below, holders of the Ordinary Shares are entitled to one vote for each share held on all matters to be voted on by shareholders.	as set forth below, holders of record of the Ordinary Shares are entitled to one vote for each share held on all matters to be voted on by shareholders.
Majority shareholder percentage	50.00%	50.00%
Affirmative vote percentage	90.00%	90.00%
Sponsor [Member]
SHAREHOLDERS’ DEFICIT (Details) [Line Items]
Ordinary shares, par value (in Dollars per share)					$ 0.004
Common stock, shares outstanding				7,069,913
Capital contribution (in Dollars)					$ 25,000
Stock issued during period shares of additional founder shares				1,009,988
Shares issued, price per share (in Dollars per share)				$ 0.004
Common Class A [Member]
SHAREHOLDERS’ DEFICIT (Details) [Line Items]
Ordinary shares, shares authorized	500,000,000	500,000,000
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares outstanding	767,250	767,250
Ordinary shares, shares issued	767,250	767,250
Excluding shares subject to possible redemption	20,125,000	20,125,000
Common Class B [Member]
SHAREHOLDERS’ DEFICIT (Details) [Line Items]
Ordinary shares, shares authorized	50,000,000	50,000,000
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares outstanding	7,069,913	7,069,913
Ordinary shares, shares issued	7,069,913	7,069,913
Common Class B [Member] | Sponsor [Member]
SHAREHOLDERS’ DEFICIT (Details) [Line Items]
Ordinary shares, shares issued					6,059,925